LEASES - MOVEMENT OF RIGHT-OF-USE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 142,705,000	$ 137,842,000
Additions to right-of-use assets	0	(2,070,000)
Gains (losses) on exchange differences on translation, before tax	(19,297,000)	(37,347,000)
Reclassification Between PPEQ and Right Of Use Assets	0	0
Leases Amortization Expense	48,293,000,000
Write Down of Leases	45,731,000,000
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	1,331,000
Interest expense on lease liabilities	(961,000)	(559,000)
Reclassification Between PPEQ and Right Of Use Assets	0	36,469,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	13,654,000	14,426,000
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	0	0
Gains (losses) on exchange differences on translation, before tax	(22,779,000)	(15,264,000)
Reclassification Between PPEQ and Right Of Use Assets	(13,605,000)	(49,777,000)
Long-term borrowings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	0	0
Long-term borrowings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	0	0
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	(45,617,000)	(48,947,000)
Gains (losses) on exchange differences on translation, before tax	3,482,000	(22,083,000)
Reclassification Between PPEQ and Right Of Use Assets	13,605,000	49,777,000
Short-term borrowings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	(961,000)	(559,000)
Short-term borrowings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	13,654,000	14,426,000
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	142,705,000	137,842,000	$ 181,564,000
Additions to right-of-use assets	16,290,000	(14,533,000)
Gains (losses) on exchange differences on translation, before tax	(11,426,000)	(31,259,000)
Reclassification Between PPEQ and Right Of Use Assets		2,070,000
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	233,833,000	237,651,000	253,424,000
Additions to right-of-use assets	18,852,000	32,723,000
Gains (losses) on exchange differences on translation, before tax	(22,669,000)	(47,165,000)
Reclassification Between PPEQ and Right Of Use Assets		(1,331,000)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(91,128,000)	(99,809,000)	$ (71,860,000)
Additions to right-of-use assets	(2,562,000)	(47,256,000)
Gains (losses) on exchange differences on translation, before tax	$ 11,243,000	15,906,000
Reclassification Between PPEQ and Right Of Use Assets		$ 3,401,000